COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
28.	COMMITMENTS AND CONTINGENCIES

Acquisition of fixed assets

As of December 31, 2013, the Group had commitments of approximately RMB4,098,000 (US$810,744) related to the acquisition of fixed assets, which is expected to be settled within the next twelve months.

Operating lease commitments

The Group has entered into leasing arrangements relating to office premises and other facilities that are classified as operating leases. Future minimum lease payments for non-cancelable operating leases as of December 31, 2013 are as follows:

	As of December 31, 2013
	(RMB’000)	(US$’000)

Year 2014	2,759	456
Year 2015	1,353	223
Year 2016	902	149
Year 2017 and thereafter	—	—

Total	5,014	828

The terms of the leases do not contain rent escalation or contingent rent.

Litigation

The Group was involved in certain cases pending in various PRC and U.S. courts and arbitration as of December 31, 2013. For certain proceedings, the Group is currently unable to estimate the reasonably possible loss or a range of reasonably possible losses. The Group is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, or the progress of settlement negotiations. On an annual basis, the Group reviews relevant information with respect to litigation contingencies, and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

For certain proceedings that the Group is involved as the plaintiff and expects favorable outcome, an estimated gain from a gain contingency is not reflected in the statement of financial position or statements of comprehensive loss until the realization of the gain contingency.

Income Taxes

Effective from January 1, 2007, the Group adopted ASC 740-10, which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. ASC 740-10 also provides guidance on de-recognition of income tax assets and liabilities, classification current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. As of December 31, 2012 and 2013, the Group has recorded an unrecognized tax benefit for RMB143,473,000 (US$23,700,051).